Share-based compensation expenses - Additional information (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-based compensation expenses
Weighted average remaining contractual years of options outstanding					2 years 5 months 4 days	2 years 5 months 4 days
Share based compensation expenses, unrecognized | ¥					¥ 0
Deemed dividends					5,000	$ 1,000	¥ 28,000	¥ 17,000
Share-based compensation expenses					¥ 2,067,000	$ 283,000	¥ 4,306,000	¥ 6,578,000
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)					0.00%	0.00%
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)					25.00%	25.00%
Term of options					10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.24	$ 0.25		$ 0.24
Weighted average remaining contractual years of options outstanding					9 years 6 months 21 days	9 years 6 months 21 days	2 years 7 months 20 days	3 years 6 months 18 days	4 years 6 months 7 days
Options exercised (in shares)							39,500	99,500
Aggregate intrinsic value of options outstanding | $									$ 26,000	$ 1,000	$ 22,000	$ 54,000
Outstanding share options					7,320,830				7,460,250	7,320,830	7,320,830	7,360,330
Deemed dividends | ¥					¥ 0		¥ 0	¥ 0
Term of options					10 years	10 years
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Number of shares authorized					7,320,830					7,320,830
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.25
Weighted average remaining contractual years of options outstanding					9 years 6 months 21 days	9 years 6 months 21 days
Share options expected to be vested					0					0
Aggregate intrinsic value of options outstanding | $										$ 1,000
Aggregate intrinsic value of options exercisable | $										1,000
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options					7,320,830					7,320,830
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options outstanding					10 years 7 months 20 days	10 years 7 months 20 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options exercisable					10 years 7 months 20 days	10 years 7 months 20 days
Aggregate intrinsic value of options outstanding | $										$ 300
Aggregate intrinsic value of options exercisable | $										300
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options					1,251,302					1,251,302
Options exercisable					1,251,302					1,251,302
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options					17,409,383					17,409,383
2017 Share Incentive Plan
Share-based compensation expenses
Number of shares authorized					41,930,454					41,930,454
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual years of options outstanding					6 years 6 months 25 days	6 years 6 months 25 days	7 years 21 days	7 years 7 months 24 days	8 years 18 days
Options exercised (in shares)					120,760	120,760	268,320	603,464
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options exercisable					5 years 4 months 20 days	5 years 4 months 20 days
Share options expected to be vested					15,302,659					15,302,659
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of share options expected to be vested					8 years 7 months 13 days	8 years 7 months 13 days
Aggregate intrinsic value of options outstanding | $									$ 1,056,000	$ 210,000	$ 1,442,000	$ 2,255,000
Aggregate intrinsic value of options exercisable | $										133,000
Aggregate intrinsic value of options expected to be vested | $										$ 77,000
Unrecognized share-based compensation expenses | ¥					¥ 1,421,000
Outstanding share options					41,930,454				25,438,655	41,930,454	36,967,959	32,441,263
Options exercisable					26,627,795					26,627,795
Share-based compensation expenses | ¥					¥ 2,067,000		¥ 4,304,000	¥ 5,628,000
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831,000
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838,000
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225,000		¥ 3,934,000
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)					33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)					25.00%	25.00%
Term of options	10 years
2017 Share Incentive Plan | Non-employees | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
2017 Share Incentive Plan | Non-employees | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options outstanding					5 years 9 months 21 days	5 years 9 months 21 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of options exercisable					4 years 11 months 1 day	4 years 11 months 1 day
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Deemed dividends | ¥					¥ 5,000		28,000	17,000
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business | Non-platform business
Share-based compensation expenses
Number of shares authorized					947,208					947,208
Share options expected to be vested					218,825					218,825
Weighted average remaining contractual years of share options expected to be vested					8 years 9 months	8 years 9 months
Aggregate intrinsic value of options outstanding | $										$ 5,000
Aggregate intrinsic value of options exercisable | $										4,000
Aggregate intrinsic value of options expected to be vested | $										$ 1,000
Options exercisable					728,383					728,383
Amendment No. 1 to the Global Share Plan | Minimum
Share-based compensation expenses
Term of options			10 years
Amendment No. 1 to the Global Share Plan | Maximum
Share-based compensation expenses
Term of options			12 years
Employee Stock Option | Non-platform business
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 0		¥ 0	¥ 706,000